GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Perion Network Ltd. ("Perion") (formerly: Incredimail Ltd.) and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a digital media company that provides products and services to consumers to help make their everyday life simpler and more enjoyable, focusing on second wave adopters. The Company's products include: IncrediMail, an e-mail client; Smilebox, a photo sharing and social expression product and service; PhotoJoy, a photo discovery and sharing screensaver & wallpaper product; and Fixie, a PC optimization product.  The Company generates revenues primarily through search, the sale of premium products and services, and advertising.

The Company was incorporated under the laws of Israel in 1999 and commenced operations in 2000.

In November 2011, the Company changed its name from IncrediMail Ltd. to Perion Network Ltd.

The Company has one major customer which accounted for 68%, 70% and 67% of total revenues, in 2009, 2010 and 2011, respectively. This customer represents 63% and 68% of total trade receivable as of December 31, 2010 and 2011, respectively. Losing this customer could cause a material adverse effect to the Company's results of operations and financial position. The major customer has limited termination rights. On December 27, 2010, the Company signed an agreement with the customer, effective January 1, 2011 through January 31, 2013.